CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets, Current [Abstract]
Cash and cash equivalents	$ 253,651	$ 88,173
Marketable securities	0	11,622
Accounts receivable, net of allowance of $676 and $902, respectively	63,853	53,181
Assets of a business held for sale	133,272	149,605
Other current assets	39,618	31,183
Total current assets	490,394	333,764
Property and equipment, net	62,954	40,600
Goodwill	1,206,447	1,218,380
Intangible assets, net	217,682	238,823
Long-term investments	55,355	55,569
Other non-current assets	15,846	22,256
TOTAL ASSETS	2,048,678	1,909,392
Liabilities, Current [Abstract]
Current maturities of long-term debt	0	40,000
Accounts payable	7,357	23,733
Deferred revenue	161,124	144,421
Liabilities of a business held for sale	37,058	47,751
Accrued expenses and other current liabilities	108,720	100,026
Total current liabilities	314,259	355,931
Long-term debt, net of current maturities	1,176,493	1,176,871
Income taxes payable	9,126	9,670
Deferred income taxes	25,339	34,947
Other long-term liabilities	20,877	47,255
Redeemable noncontrolling interests	6,062	5,907
Commitments and contingencies
SHAREHOLDERS' EQUITY
Preferred stock; $0.001 par value; authorized 500,000,000 shares; no shares issued and outstanding	0	0
Additional paid-in capital	490,587	404,771
Retained earnings	182,063	10,612
Accumulated other comprehensive loss	(176,384)	(136,820)
Total Match Group, Inc. shareholders' equity	496,522	278,811
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,048,678	1,909,392
Common Stock
SHAREHOLDERS' EQUITY
Common stock	46	38
Class B Common Stock
SHAREHOLDERS' EQUITY
Common stock	210	210
Class C Common Stock
SHAREHOLDERS' EQUITY
Common stock	$ 0	$ 0